PROPERTY, PLANT, AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT, NET
9.	PROPERTY, PLANT, AND EQUIPMENT, NET

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
		(unaudited)
Buildings	258,910	258,910
Computers and equipment	171,989	196,988
Vehicles	3,038	3,498
Total	433,937	459,396
Less: accumulated depreciation	(128,505)	(147,997)
Property, plant, and equipment, net	305,432	311,399

The Group had recorded depreciation expense of RMB16,335 and RMB19,494 for the six months ended June 30, 2025 and 2026, respectively. No impairment was recorded for the six months ended June 30, 2025 and 2026.

In addition, the Group also pledged certain property, plant, and equipment for the Group’s long-term borrowings (See Note 11).

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)